BLACKROCK FUNDSSM

BlackRock Money Market Portfolio

BlackRock Municipal Money Market Portfolio

BlackRock Ohio Municipal Money Market Portfolio

BlackRock Pennsylvania Municipal Money Market Portfolio

BlackRock U.S. Treasury Money Market Portfolio

(each a “Fund” and collectively, the “Funds”)

Supplement dated April 13, 2016 to the

Investor and Institutional Shares

Service Shares

Prospectuses of the Funds, dated July 29, 2015

Effective April 13, 2016, the prospectuses of each of the Funds are amended as follows:

The section of the Funds’ prospectuses entitled “Fund Overview—Key Facts About BlackRock Money Market Portfolio—Principal Risks of Investing in the Fund” is amended to delete the lead-in paragraph of that section in its entirety and replace it with the following:

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

The section of the Funds’ prospectuses entitled “Fund Overview—Key Facts About BlackRock U.S. Treasury Money Market Portfolio—Principal Risks of Investing in the Fund” is amended to delete the lead-in paragraph of that section in its entirety and replace it with the following:

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

The section of the Funds’ prospectuses entitled “Fund Overview—Key Facts About BlackRock Municipal Money Market Portfolio—Principal Risks of Investing in the Fund” is amended to delete the lead-in paragraph of that section in its entirety and replace it with the following:

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

The section of the Funds’ prospectuses entitled “Fund Overview—Key Facts About BlackRock Ohio Municipal Money Market Portfolio—Principal Risks of Investing in the Fund” is amended to delete the lead-in paragraph of that section in its entirety and replace it with the following:

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

The section of the Funds’ prospectuses entitled “Fund Overview—Key Facts About BlackRock Pennsylvania Municipal Money Market Portfolio—Principal Risks of Investing in the Fund” is amended to delete the lead-in paragraph of that section in its entirety and replace it with the following:

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

The section of the Funds’ prospectuses entitled “Details About the Funds—Investment Risks” is amended to delete the lead-in paragraph of that section in its entirety and replace it with the following:

Risk is inherent in all investing. The value of your investment in a Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to a Fund, and you should not expect that the sponsor will provide financial support to a Fund at any time. The following is a description of certain risks of investing in the Funds.

Shareholders should retain this Supplement for future reference.

PRO-MM-0416SUP

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